Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (315,159)	$ (191,159)
Adjustments for:
Depreciation expense	11,334	26,014
Loss on disposal of a subsidiary		42,346
Deferred taxes
Changes in:
Accounts receivable	(50,167)	13,951
Other receivables	(65,692)	410
Prepaid expenses and other current assets	38	42,639
Other payables and accruals	104,758	(46,479)
Deferred revenue	67,980	46,147
Net cash (used in) operating activities	(246,908)	(66,131)
Cash flows from investing activities:
Additions to leasehold improvements and equipment		(56,616)
Proceeds from disposal of a subsidiary		307
Net cash used in investing activities		(56,309)
Cash flows from financing activities:
Proceeds from advances from related parties	185,119	111,059
Repayment of advances to related parties	5,111
Net cash provided by financing activities	190,230	111,059
Effect of exchange rate changes on cash and cash equivalents	(7,560)	3,174
Net (decrease) in cash and cash equivalents	(64,238)	(8,207)
Cash and cash equivalents at the beginning of period	184,596	298,106
Cash and cash equivalents at the end of period	120,356	289,899
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 651,279	$ 608,147